Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Operating Activities:
Net earnings	$ 3,065	$ 3,467	$ 3,617
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	850	819	833
Amortization of debt discount and issuance costs	8	104	85
Gain on sale of Physio-Control	0	0	(218)
Acquisition-related items	110	(74)	45
Provision for doubtful accounts	43	51	66
Deferred income taxes	(207)	(7)	14
Stock-based compensation	145	152	161
Other, net	(28)	0	0
Change in operating assets and liabilities, net of acquisitions:
Accounts receivable, net	(70)	1	(252)
Inventories	(39)	93	(185)
Accounts payable and accrued liabilities	(117)	481	300
Other operating assets and liabilities	444	(215)	155
Certain litigation charges, net	770	245	90
Certain litigation payments	(15)	(175)	(241)
Net cash provided by operating activities	4,959	4,942	4,470
Investing Activities:
Acquisitions, net of cash acquired	(385)	(820)	(556)
Proceeds from divestiture of Physio-Control	0	0	386
Additions to property, plant, and equipment	(396)	(457)	(484)
Purchases of marketable securities	(10,895)	(12,321)	(9,704)
Sales and maturities of marketable securities	8,111	10,511	7,717
Other investing activities, net	(29)	(14)	(21)
Net cash used in investing activities	(3,594)	(3,101)	(2,662)
Financing Activities:
Acquisition-related contingent consideration	(1)	(18)	(118)
Change in short-term borrowings, net	127	(720)	165
Repayment of short-term borrowings (maturities greater than 90 days)	(1,301)	(2,700)	(3,275)
Proceeds from short-term borrowings (maturities greater than 90 days)	1,176	2,628	2,525
Issuance of long-term debt	1,994	2,980	1,210
Payments on long-term debt	(565)	(2,214)	(24)
Dividends to shareholders	(1,116)	(1,055)	(1,021)
Issuance of common stock	1,307	267	96
Repurchase of common stock	(2,553)	(1,247)	(1,440)
Other financing activities	14	(22)	0
Net cash used in financing activities	(918)	(2,101)	(1,882)
Effect of exchange rate changes on cash and cash equivalents	37	7	(71)
Net change in cash and cash equivalents	484	(253)	(145)
Cash and cash equivalents at beginning of period	919	1,172	1,317
Cash and cash equivalents at end of period	1,403	919	1,172
Supplemental Cash Flow Information
Income taxes	521	537	454
Interest	$ 394	$ 333	$ 312